Office Lease Right Of Use Asset And Lease Liability (Tables)	12 Months Ended
Mar. 31, 2024
Office Lease Right Of Use Asset And Lease Liability
Schedule Of Changes In The Right-Of-Use Asset
Right-of-use-asset	($)
Balance at March 31, 2022	82,384
Amortization	(20,176)
Balance at March 31, 2023	62,208
Amortization	(20,175)
Balance at March 31, 2024	42,033

Schedule Of Changes In The Lease Liability
Lease liability	($)
Balance at March 31, 2022	90,028
Lease payment – base rent portion	(26,745)
Lease liability – accretion expense	9,620
Balance as at Mach 31, 2023	72,903
Current portion	20,696
Long-term portion	52,207

Lease liability	($)
Balance at March 31, 2023	72,903
Lease payment – base rent portion	(28,056)
Lease liability – accretion expense	7,360
Balance at March 31, 2024	52,207
Current portion	23,443
Long-term portion	28,764

Schedule Of Future Lease Payments
Future lease payments (base rent portion only)	($)
Fiscal 2025 (April 1, 2024 to March 31, 2025)	28,165
Fiscal 2026 (April 1, 2025 to March 31, 2026)	28,165
Fiscal 2027 (April 1, 2026 to April 29, 2027) (Note 6)	2,347
Total undiscounted lease payments	58,677
Less: imputed interest	(6,470)
Lease liability as at March 31, 2024	52,207